Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Class A Ordinary Shares	Ordinary shares Class B Ordinary Shares	Subscription Receivables	Additional paid-in capital	Statutory Reserve	Retained earnings (Accumulated deficit)	Accumulated other comprehensive (loss) income	Equity attributable to the shareholders of the Company	Non- controlling interests	Total
Balance at Mar. 31, 2023		$ 5,000		$ (5,000)	$ 1,718,080		$ 1,349,525	$ 180,568	$ 3,248,173	$ (61)	$ 3,248,112
Balance (in Shares) at Mar. 31, 2023	[1]	3,125,000
Net income							2,817,914		2,817,914	(89)	2,817,825
Appropriation of statutory reserve						159,109	(159,109)
Capital Contribution
Foreign currency translation adjustment								(187,115)	(187,115)		(187,115)
Balance at Mar. 31, 2024		$ 5,000		(5,000)	3,688,178	159,109	4,008,330	(6,547)	7,849,070	(150)	7,848,920
Balance (in Shares) at Mar. 31, 2024	[1]	3,125,000
Net income							3,124,662		3,124,662	57,903	3,182,565
Appropriation of statutory reserve						138,547	(138,547)
Capital Contribution				5,000	685,878				690,878		690,878
Foreign currency translation adjustment								(69,002)	(69,002)		(69,002)
Balance at Mar. 31, 2025		$ 5,000			4,374,056	297,656	6,994,445	(75,549)	11,595,608	57,753	11,653,361
Balance (in Shares) at Mar. 31, 2025	[1]	3,125,000
Net income							(5,695,012)		(5,695,012)	44,633	(5,650,379)
Issuance of ordinary shares upon IPO, net of offering cost		$ 200			6,141,238				6,141,438		$ 6,141,438
Issuance of ordinary shares upon IPO, net of offering cost (in Shares)	[1]	125,000
Share-based compensation (in Shares)	[1]										62,500
Share-based compensation					1,300,181				1,300,181		$ 1,300,181
Foreign currency translation adjustment								528,634	528,634		528,634
Balance at Mar. 31, 2026		$ 5,200	$ 100	$ (100)	$ 11,815,475	$ 297,656	$ 1,299,433	$ 453,085	$ 13,870,849	$ 102,386	$ 13,973,235
Balance (in Shares) at Mar. 31, 2026	[1]	3,250,000	62,500

[1]	All share numbers have been retroactively adjusted to reflect the 1-for-16 Share Consolidation, that became effective on June 22, 2026.